UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Value Leaders Portfolio

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Value Leaders Portfolio

VIP Value Leaders Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 1,029.00	$ 4.28
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26
Service Class
Actual	$ 1,000.00	$ 1,029.00	$ 4.78
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76
Service Class 2
Actual	$ 1,000.00	$ 1,027.60	$ 5.53
HypotheticalA	$ 1,000.00	$ 1,019.34	$ 5.51
Investor Class
Actual	$ 1,000.00	$ 1,028.20	$ 4.98
HypotheticalA	$ 1,000.00	$ 1,019.89	$ 4.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.85%
Service Class	.95%
Service Class 2	1.10%
Investor Class	.99%

Semiannual Report

VIP Value Leaders Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Honeywell International, Inc.	3.9	3.6
General Electric Co.	3.7	2.9
American International Group, Inc.	3.4	4.5
Exxon Mobil Corp.	2.5	2.7
AT&T, Inc.	2.5	1.0
JPMorgan Chase & Co.	2.4	1.5
Bank of America Corp.	2.0	1.7
Citigroup, Inc.	1.7	1.3
Pfizer, Inc.	1.7	1.6
Halliburton Co.	1.6	1.5
	25.4
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.0	22.4
Industrials	15.4	13.4
Energy	12.7	12.6
Health Care	11.3	12.8
Consumer Discretionary	10.3	8.7
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *		As of December 31, 2005 **
	Stocks 98.4%		Stocks 94.7%
	Short-Term Investments and Net Other Assets 1.6%		Short-Term Investments and Net Other Assets 5.3%
* Foreign investments	9.3%	** Foreign investments	7.9%

Semiannual Report

VIP Value Leaders Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.1%
Tenneco, Inc. (a)	1,800	$ 46,800
Automobiles - 0.4%
General Motors Corp. (d)	6,600	196,614
Hyundai Motor Co.	580	49,276
Renault SA	200	21,491
		267,381
Diversified Consumer Services - 0.4%
Apollo Group, Inc. Class A (a)	2,600	134,342
Service Corp. International (SCI)	12,000	97,680
		232,022
Hotels, Restaurants & Leisure - 0.7%
Gaylord Entertainment Co. (a)	2,600	113,464
McDonald's Corp.	8,540	286,944
		400,408
Household Durables - 0.7%
Sony Corp. sponsored ADR	7,400	325,896
Whirlpool Corp.	1,300	107,445
		433,341
Internet & Catalog Retail - 0.2%
Coldwater Creek, Inc. (a)	4,200	112,392
Expedia, Inc. (a)	2,000	29,940
		142,332
Leisure Equipment & Products - 1.0%
Eastman Kodak Co. (d)	24,020	571,196
Leapfrog Enterprises, Inc. Class A (a)(d)	1,700	17,170
		588,366
Media - 3.0%
CBS Corp. Class B	2,481	67,111
Clear Channel Communications, Inc.	4,580	141,751
Clear Channel Outdoor Holding, Inc. Class A	2,200	46,112
Comcast Corp. Class A (a)	9,200	301,208
Lamar Advertising Co. Class A (a)	1,500	80,790
Live Nation, Inc. (a)	1,429	29,094
News Corp. Class A	10,938	209,791
Sun TV Ltd.	20	435
The Walt Disney Co.	16,930	507,900
Time Warner, Inc.	10,200	176,460
Univision Communications, Inc. Class A (a)	6,000	201,000
Viacom, Inc. Class B (non-vtg.) (a)	2,081	74,583
		1,836,235
Multiline Retail - 1.5%
99 Cents Only Stores (a)	5,600	58,576
Family Dollar Stores, Inc.	4,900	119,707
Federated Department Stores, Inc.	9,700	355,020
Kohl's Corp. (a)	3,950	233,524

	Shares	Value (Note 1)
Lotte Shopping Co. Ltd. GDR (a)(e)	3,500	$ 68,067
Saks, Inc.	4,600	74,382
		909,276
Specialty Retail - 2.0%
Best Buy Co., Inc.	6,450	353,718
Casual Male Retail Group, Inc. (a)	3,200	32,160
Circuit City Stores, Inc.	3,000	81,660
Eddie Bauer Holdings, Inc. (a)	1,700	19,550
Gymboree Corp. (a)	2,500	86,900
Home Depot, Inc.	9,350	334,637
Lithia Motors, Inc. Class A (sub. vtg.)	1,750	53,060
OfficeMax, Inc.	800	32,600
Staples, Inc.	4,800	116,736
TJX Companies, Inc.	2,000	45,720
Too, Inc. (a)	1,600	61,424
Urban Outfitters, Inc. (a)	100	1,749
		1,219,914
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp. (a)	3,100	119,536
VF Corp.	500	33,960
		153,496
TOTAL CONSUMER DISCRETIONARY		6,229,571
CONSUMER STAPLES - 6.0%
Beverages - 0.5%
Diageo PLC sponsored ADR	1,100	74,305
The Coca-Cola Co.	4,900	210,798
		285,103
Food & Staples Retailing - 1.7%
Carrefour SA	800	46,911
CVS Corp.	5,200	159,640
Kroger Co.	22,400	489,664
Safeway, Inc.	5,500	143,000
Wal-Mart Stores, Inc.	4,600	221,582
		1,060,797
Food Products - 0.5%
McCormick & Co., Inc. (non-vtg.)	4,100	137,555
Nestle SA (Reg.)	317	99,573
Tyson Foods, Inc. Class A	3,900	57,954
		295,082
Household Products - 1.3%
Colgate-Palmolive Co.	12,900	772,710
Personal Products - 1.0%
Alberto-Culver Co.	1,300	63,336
Avon Products, Inc.	16,700	517,700
		581,036
Tobacco - 1.0%
Altria Group, Inc.	8,020	588,909
TOTAL CONSUMER STAPLES		3,583,637
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - 12.7%
Energy Equipment & Services - 5.4%
BJ Services Co.	2,600	$ 96,876
FMC Technologies, Inc. (a)	2,600	175,396
GlobalSantaFe Corp.	3,400	196,350
Halliburton Co.	13,350	990,704
National Oilwell Varco, Inc. (a)	10,963	694,177
Noble Corp.	1,700	126,514
Pride International, Inc. (a)	9,000	281,070
Schlumberger Ltd. (NY Shares)	6,000	390,660
Smith International, Inc.	6,400	284,608
		3,236,355
Oil, Gas & Consumable Fuels - 7.3%
Anadarko Petroleum Corp.	4,600	219,374
Chevron Corp.	8,940	554,816
ConocoPhillips	2,280	149,408
CONSOL Energy, Inc.	3,000	140,160
El Paso Corp.	14,100	211,500
EOG Resources, Inc.	2,100	145,614
Exxon Mobil Corp.	24,400	1,496,940
Hess Corp.	3,700	195,545
Hugoton Royalty Trust	262	7,781
Massey Energy Co.	3,300	118,800
Occidental Petroleum Corp.	2,100	215,355
OMI Corp.	3,700	80,105
Quicksilver Resources, Inc. (a)	8,800	323,928
Ultra Petroleum Corp. (a)	1,500	88,905
Valero Energy Corp.	4,900	325,948
XTO Energy, Inc.	3,000	132,810
		4,406,989
TOTAL ENERGY		7,643,344
FINANCIALS - 23.0%
Capital Markets - 3.4%
Bear Stearns Companies, Inc.	550	77,044
Charles Schwab Corp.	7,100	113,458
Investors Financial Services Corp.	2,500	112,250
KKR Private Equity Investors, L.P. Restricted Depositary Units (f)	1,700	37,825
Lehman Brothers Holdings, Inc.	3,400	221,510
MCF Corp. (a)	50,000	51,500
Merrill Lynch & Co., Inc.	1,440	100,166
Morgan Stanley	9,800	619,458
Nomura Holdings, Inc.	9,500	178,600
State Street Corp.	4,900	284,641
TradeStation Group, Inc. (a)	4,600	58,282
UBS AG (NY Shares)	1,500	164,550
		2,019,284
Commercial Banks - 2.1%
Bank of China Ltd. (H Shares)	46,000	20,879
Kookmin Bank sponsored ADR	1,800	149,508

	Shares	Value (Note 1)
Mizuho Financial Group, Inc.	17	$ 143,963
Standard Chartered PLC (United Kingdom)	2,300	56,152
UCBH Holdings, Inc.	6,200	102,548
Wachovia Corp.	9,862	533,337
Wells Fargo & Co.	4,070	273,016
		1,279,403
Consumer Finance - 0.4%
Capital One Financial Corp.	2,800	239,260
Diversified Financial Services - 6.1%
Bank of America Corp.	25,608	1,231,745
Citigroup, Inc.	21,550	1,039,572
IntercontinentalExchange, Inc.	100	5,794
JPMorgan Chase & Co.	33,896	1,423,632
		3,700,743
Insurance - 8.1%
ACE Ltd.	13,120	663,741
American International Group, Inc.	34,960	2,064,388
Aspen Insurance Holdings Ltd.	3,600	83,844
Endurance Specialty Holdings Ltd.	1,300	41,600
Hartford Financial Services Group, Inc.	7,800	659,880
Hilb Rogal & Hobbs Co.	2,500	93,175
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	600	81,979
Navigators Group, Inc. (a)	600	26,292
PartnerRe Ltd.	6,050	387,503
Platinum Underwriters Holdings Ltd.	4,500	125,910
Scottish Re Group Ltd.	2,400	40,032
Swiss Reinsurance Co. (Reg.)	966	67,521
W.R. Berkley Corp.	10,350	353,246
XL Capital Ltd. Class A	2,800	171,640
		4,860,751
Real Estate Investment Trusts - 1.1%
Annaly Mortgage Management, Inc.	3,800	48,678
Equity Lifestyle Properties, Inc.	1,250	54,788
Equity Office Properties Trust	3,300	120,483
Equity Residential (SBI)	6,000	268,380
General Growth Properties, Inc.	3,370	151,852
		644,181
Thrifts & Mortgage Finance - 1.8%
Doral Financial Corp.	10,700	68,587
Fannie Mae	12,010	577,681
Freddie Mac	3,300	188,133
Golden West Financial Corp., Delaware	1,370	101,654
Hudson City Bancorp, Inc.	10,600	141,298
W Holding Co., Inc.	459	3,052
		1,080,405
TOTAL FINANCIALS		13,824,027
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 11.3%
Biotechnology - 1.5%
Alkermes, Inc. (a)	1,000	$ 18,920
Alnylam Pharmaceuticals, Inc. (a)	8,300	125,164
Amgen, Inc. (a)	500	32,615
Biogen Idec, Inc. (a)	3,300	152,889
Cephalon, Inc. (a)	8,900	534,890
Neurocrine Biosciences, Inc. (a)	2,600	27,560
ONYX Pharmaceuticals, Inc. (a)	700	11,781
		903,819
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	20,180	741,817
C.R. Bard, Inc.	1,600	117,216
Cooper Companies, Inc.	600	26,574
Hologic, Inc. (a)	600	29,616
Inverness Medical Innovations, Inc. (a)	3,400	95,982
Medtronic, Inc.	1,240	58,181
Thermogenesis Corp. (a)	6,000	24,720
Varian Medical Systems, Inc. (a)	1,200	56,820
		1,150,926
Health Care Providers & Services - 0.3%
Chemed Corp.	1,500	81,795
HCA, Inc.	500	21,575
UnitedHealth Group, Inc.	1,214	54,363
		157,733
Health Care Technology - 0.3%
Emdeon Corp. (a)	5,000	62,050
IMS Health, Inc.	1,800	48,330
WebMD Health Corp. Class A	1,500	70,950
		181,330
Life Sciences Tools & Services - 1.8%
Dionex Corp. (a)	1,300	71,058
Illumina, Inc. (a)	1,600	47,456
PerkinElmer, Inc.	3,200	66,880
Thermo Electron Corp. (a)	10,300	373,272
Varian, Inc. (a)	3,000	124,530
Waters Corp. (a)	9,000	399,600
		1,082,796
Pharmaceuticals - 5.5%
Allergan, Inc.	700	75,082
Bristol-Myers Squibb Co.	14,100	364,626
Johnson & Johnson	4,000	239,680
Merck & Co., Inc.	25,200	918,036
Pfizer, Inc.	43,620	1,023,761
Schering-Plough Corp.	18,350	349,201

	Shares	Value (Note 1)
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,500	$ 47,385
Wyeth	6,560	291,330
		3,309,101
TOTAL HEALTH CARE		6,785,705
INDUSTRIALS - 15.4%
Aerospace & Defense - 5.6%
EADS NV	2,500	71,827
General Dynamics Corp.	2,800	183,288
Goodrich Corp.	3,300	132,957
Hexcel Corp. (a)	14,300	224,653
Honeywell International, Inc.	58,600	2,361,576
L-3 Communications Holdings, Inc.	800	60,336
Raytheon Co.	3,100	138,167
Rockwell Collins, Inc.	1,800	100,566
United Technologies Corp.	1,800	114,156
		3,387,526
Air Freight & Logistics - 0.1%
EGL, Inc. (a)	1,300	65,260
Airlines - 0.7%
ACE Aviation Holdings, Inc. Class A (a)	2,000	55,809
AirTran Holdings, Inc. (a)	7,400	109,964
JetBlue Airways Corp. (a)	4,650	56,451
Southwest Airlines Co.	7,100	116,227
UAL Corp. (a)	2,300	71,346
		409,797
Building Products - 0.6%
Masco Corp.	11,200	331,968
Commercial Services & Supplies - 1.1%
Allied Waste Industries, Inc. (a)	5,700	64,752
Cendant Corp.	10,700	174,303
Cintas Corp.	2,200	87,472
Robert Half International, Inc.	4,000	168,000
The Brink's Co.	3,400	191,794
		686,321
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV (NY Shares)	1,800	43,470
Fluor Corp.	3,800	353,134
Jacobs Engineering Group, Inc. (a)	1,900	151,316
		547,920
Electrical Equipment - 0.6%
ABB Ltd. sponsored ADR	8,400	108,864
Cooper Industries Ltd. Class A	1,000	92,920
Rockwell Automation, Inc.	2,000	144,020
		345,804
Industrial Conglomerates - 4.9%
General Electric Co.	67,740	2,232,710
Smiths Group PLC	7,000	115,356
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	1,600	$ 147,488
Tyco International Ltd.	15,930	438,075
		2,933,629
Machinery - 0.6%
Atlas Copco AB (A Shares)	1,100	30,574
Deere & Co.	2,950	246,296
Flowserve Corp. (a)	1,500	85,350
		362,220
Trading Companies & Distributors - 0.2%
Interline Brands, Inc. (a)	3,600	84,168
Watsco, Inc.	900	53,838
		138,006
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	1,700	54,145
TOTAL INDUSTRIALS		9,262,596
INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 1.2%
Alcatel SA sponsored ADR (a)	8,500	107,185
Comverse Technology, Inc. (a)	1,900	37,563
Dycom Industries, Inc. (a)	4,100	87,289
Lucent Technologies, Inc. (a)	31,000	75,020
MasTec, Inc. (a)	5,800	76,618
Motorola, Inc.	2,500	50,375
Nokia Corp. sponsored ADR	10,500	212,730
Nortel Networks Corp. (a)	47,600	106,471
		753,251
Computers & Peripherals - 1.8%
Hewlett-Packard Co.	26,500	839,520
Imation Corp.	2,200	90,310
Seagate Technology	7,000	158,480
		1,088,310
Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc. (a)	5,600	176,736
Amphenol Corp. Class A	1,100	61,556
Jabil Circuit, Inc.	1,700	43,520
Molex, Inc.	3,200	107,424
Symbol Technologies, Inc.	17,800	192,062
Vishay Intertechnology, Inc. (a)	7,300	114,829
		696,127
Internet Software & Services - 0.7%
eBay, Inc. (a)	2,300	67,367
Google, Inc. Class A (sub. vtg.) (a)	750	314,498
Interwoven, Inc. (a)	8,000	68,640
		450,505
IT Services - 0.7%
First Data Corp.	3,900	175,656

	Shares	Value (Note 1)
Infosys Technologies Ltd. sponsored ADR	900	$ 68,769
Mastercard, Inc. Class A	1,200	57,600
Paychex, Inc.	2,100	81,858
Satyam Computer Services Ltd. sponsored ADR	600	19,884
		403,767
Office Electronics - 0.3%
Xerox Corp. (a)	4,300	59,813
Zebra Technologies Corp. Class A (a)	2,900	99,064
		158,877
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	3,300	53,724
Freescale Semiconductor, Inc. Class A (a)	4,320	125,280
Intel Corp.	5,000	94,750
Marvell Technology Group Ltd. (a)	2,100	93,093
Micron Technology, Inc. (a)	18,300	275,598
Samsung Electronics Co. Ltd.	150	95,341
Spansion, Inc.	1,100	17,534
Teradyne, Inc. (a)	4,600	64,078
Xilinx, Inc.	1,900	43,035
		862,433
Software - 0.9%
BEA Systems, Inc. (a)	8,600	112,574
Electronic Arts, Inc. (a)	1,200	51,648
Macrovision Corp. (a)	2,900	62,408
NAVTEQ Corp. (a)	1,500	67,020
Symantec Corp. (a)	16,100	250,194
		543,844
TOTAL INFORMATION TECHNOLOGY		4,957,114
MATERIALS - 5.2%
Chemicals - 2.5%
Ashland, Inc.	1,100	73,370
Chemtura Corp.	7,300	68,182
Cytec Industries, Inc.	2,600	139,516
E.I. du Pont de Nemours & Co.	11,420	475,072
Ecolab, Inc.	5,500	223,190
Georgia Gulf Corp.	2,100	52,542
Lyondell Chemical Co.	4,775	108,202
NOVA Chemicals Corp.	3,200	91,904
Praxair, Inc.	4,800	259,200
		1,491,178
Containers & Packaging - 0.6%
Ball Corp.	1,200	44,448
Owens-Illinois, Inc. (a)	4,430	74,247
Packaging Corp. of America	5,600	123,312
Smurfit-Stone Container Corp. (a)	13,646	149,287
		391,294
Metals & Mining - 2.1%
Alcoa, Inc.	9,400	304,184
Allegheny Technologies, Inc.	380	26,311
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Breakwater Resources Ltd. (a)	61,000	$ 67,760
Freeport-McMoRan Copper & Gold, Inc. Class B	1,400	77,574
Mittal Steel Co. NV Class A (NY Shares)	5,200	158,652
Newmont Mining Corp.	8,250	436,673
Oregon Steel Mills, Inc. (a)	3,700	187,442
		1,258,596
TOTAL MATERIALS		3,141,068
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	53,490	1,491,836
Covad Communications Group, Inc. (a)	27,000	54,270
TELUS Corp.	2,500	103,086
Verizon Communications, Inc.	18,500	619,565
		2,268,757
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)	7,550	234,956
Sprint Nextel Corp.	17,444	348,706
		583,662
TOTAL TELECOMMUNICATION SERVICES		2,852,419
UTILITIES - 1.6%
Electric Utilities - 0.9%
Exelon Corp.	5,200	295,516
PPL Corp.	6,440	208,012
		503,528
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	3,900	71,955
Mirant Corp. (a)	6,900	184,920
		256,875
Multi-Utilities - 0.3%
CMS Energy Corp. (a)	13,700	177,278
TOTAL UTILITIES		937,681
TOTAL COMMON STOCKS (Cost $55,505,053)		59,217,162
Money Market Funds - 3.8%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.11% (b)	1,680,224	$ 1,680,224
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	617,300	617,300
TOTAL MONEY MARKET FUNDS (Cost $2,297,524)		2,297,524
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $57,802,577)		61,514,686
NET OTHER ASSETS - (2.2)%		(1,304,915)
NET ASSETS - 100%		$ 60,209,771
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $68,067 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,825 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06	$ 42,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,252
Fidelity Securities Lending Cash Central Fund	1,486
Total	$ 38,738

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Value Leaders Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $598,900) - See accompanying schedule: Unaffiliated issuers (cost $55,505,053)	$ 59,217,162
Affiliated Central Funds (cost $2,297,524)	2,297,524
Total Investments (cost $57,802,577)		$ 61,514,686
Receivable for investments sold		144,513
Receivable for fund shares sold		18,152
Dividends receivable		71,450
Interest receivable		6,044
Prepaid expenses		18
Receivable from investment adviser for expense reductions		398
Other receivables		832
Total assets		61,756,093

Liabilities
Payable for investments purchased	$ 788,090
Payable for fund shares redeemed	73,591
Accrued management fee	27,569
Distribution fees payable	866
Other affiliated payables	6,559
Other payables and accrued expenses	32,347
Collateral on securities loaned, at value	617,300
Total liabilities		1,546,322

Net Assets		$ 60,209,771
Net Assets consist of:
Paid in capital		$ 56,033,767
Undistributed net investment income		233,612
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		230,223
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,712,169
Net Assets		$ 60,209,771

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($41,479,225 ÷ 3,035,447 shares)	$ 13.66

Service Class: Net Asset Value, offering price and redemption price per share ($2,197,861 ÷ 161,167 shares)	$ 13.64

Service Class 2: Net Asset Value, offering price and redemption price per share ($3,403,729 ÷ 250,444 shares)	$ 13.59

Investor Class: Net Asset Value, offering price and redemption price per share ($13,128,956 ÷ 961,525 shares)	$ 13.65

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 446,220
Interest		32
Income from affiliated Central Funds		38,738
Total income		484,990

Expenses
Management fee	$ 160,200
Transfer agent fees	27,627
Distribution fees	5,124
Accounting and security lending fees	11,698
Independent trustees' compensation	104
Custodian fees and expenses	17,100
Audit	21,854
Legal	339
Miscellaneous	10,359
Total expenses before reductions	254,405
Expense reductions	(3,027)	251,378
Net investment income (loss)		233,612
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	373,716
Foreign currency transactions	109
Total net realized gain (loss)		373,825
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $6)	635,438
Assets and liabilities in foreign currencies	63
Total change in net unrealized appreciation (depreciation)		635,501
Net gain (loss)		1,009,326
Net increase (decrease) in net assets resulting from operations		$ 1,242,938

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 233,612	$ 186,499
Net realized gain (loss)	373,825	70,602
Change in net unrealized appreciation (depreciation)	635,501	1,998,748
Net increase (decrease) in net assets resulting from operations	1,242,938	2,255,849
Distributions to shareholders from net investment income	-	(191,000)
Distributions to shareholders from net realized gain	(95,564)	(170,524)
Total distributions	(95,564)	(361,524)
Share transactions - net increase (decrease)	12,224,939	38,477,642
Total increase (decrease) in net assets	13,372,313	40,371,967

Net Assets
Beginning of period	46,837,458	6,465,491
End of period (including undistributed net investment income of $233,612 and $0, respectively)	$ 60,209,771	$ 46,837,458

See accompanying notes which are an integral part of the financial statements.

VIP Value Leaders Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.30	$ 12.28	$ 11.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.13	.10 F	.04
Net realized and unrealized gain (loss)	.33	1.11	1.59	1.21
Total from investment operations	.39	1.24	1.69	1.25
Distributions from net investment income	-	(.07)	(.08)	(.04)
Distributions from net realized gain	(.03)	(.16)	(.53)	(.01)
Total distributions	(.03)	(.22) I	(.61)	(.05)
Net asset value, end of period	$ 13.66	$ 13.30	$ 12.28	$ 11.20
Total Return B, C, D	2.90%	10.18%	15.15%	12.51%
Ratios to Average Net Assets H
Expenses before reductions	.85% A	.98%	2.07%	3.63% A
Expenses net of fee waivers, if any	.85% A	.85%	1.00%	1.06% A
Expenses net of all reductions	.85% A	.81%	.96%	1.04% A
Net investment income (loss)	.86% A	1.00%	.88%	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,479	$ 37,465	$ 1,944	$ 1,687
Portfolio turnover rate	75% A	75%	121%	119% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.02 per share. G For the period June 17, 2003 (commencement of operations) to December 31, 2003. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distribution of $.22 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.155 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.28	$ 12.26	$ 11.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.10	.09 F	.04
Net realized and unrealized gain (loss)	.34	1.13	1.59	1.20
Total from investment operations	.39	1.23	1.68	1.24
Distributions from net investment income	-	(.05)	(.08)	(.04)
Distributions from net realized gain	(.03)	(.16)	(.53)	(.01)
Total distributions	(.03)	(.21) I	(.61)	(.05)
Net asset value, end of period	$ 13.64	$ 13.28	$ 12.26	$ 11.19
Total Return B, C, D	2.90%	10.10%	15.08%	12.41%
Ratios to Average Net Assets H
Expenses before reductions	.95% A	1.42%	2.17%	3.73% A
Expenses net of fee waivers, if any	.95% A	.97%	1.10%	1.16% A
Expenses net of all reductions	.94% A	.93%	1.06%	1.14% A
Net investment income (loss)	.77% A	.78%	.78%	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,198	$ 2,137	$ 1,941	$ 1,687
Portfolio turnover rate	75% A	75%	121%	119% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.02 per share. G For the period June 17, 2003 (commencement of operations) to December 31, 2003. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distribution of $.21 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.25	$ 12.23	$ 11.18	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.08	.07 F	.03
Net realized and unrealized gain (loss)	.33	1.13	1.59	1.20
Total from investment operations	.37	1.21	1.66	1.23
Distributions from net investment income	-	(.04)	(.08)	(.04)
Distributions from net realized gain	(.03)	(.16)	(.53)	(.01)
Total distributions	(.03)	(.19) I	(.61)	(.05)
Net asset value, end of period	$ 13.59	$ 13.25	$ 12.23	$ 11.18
Total Return B, C, D	2.76%	9.98%	14.91%	12.31%
Ratios to Average Net Assets H
Expenses before reductions	1.16% A	1.60%	2.32%	3.88% A
Expenses net of fee waivers, if any	1.10% A	1.12%	1.25%	1.32% A
Expenses net of all reductions	1.10% A	1.08%	1.21%	1.29% A
Net investment income (loss)	.61% A	.63%	.63%	.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,404	$ 2,957	$ 2,581	$ 2,247
Portfolio turnover rate	75% A	75%	121%	119% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.02 per share. G For the period June 17, 2003 (commencement of operations) to December 31, 2003. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distribution of $.19 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.155 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.30	$ 12.72
Income from Investment Operations
Net investment income (loss) E	.05	.05
Net realized and unrealized gain (loss)	.33	.61
Total from investment operations	.38	.66
Distributions from net investment income	-	(.05)
Distributions from net realized gain	(.03)	(.03)
Total distributions	(.03)	(.08) H
Net asset value, end of period	$ 13.65	$ 13.30
Total Return B, C, D	2.82%	5.20%
Ratios to Average Net Assets G
Expenses before reductions	.99% A	1.15% A
Expenses net of fee waivers, if any	.99% A	1.00% A
Expenses net of all reductions	.98% A	.96% A
Net investment income (loss)	.73% A	.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,129	$ 4,279
Portfolio turnover rate	75% A	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Total distribution of $.08 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.030 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Value Leaders Portfolio

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP Value Leaders Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as VIP Value Leaders Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,348,927
Unrealized depreciation	(1,769,763)
Net unrealized appreciation (depreciation)	$ 3,579,164
Cost for federal income tax purposes	$ 57,935,522

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No.48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $34,530,266 and $20,685,307, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

VIP Value Leaders Portfolio

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 1,114
Service Class 2	4,010
$ 5,124

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 15,050
Service Class	738
Service Class 2	2,133
Investor Class	9,706
$ 27,627

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $383 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $71 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Net income from lending portfolio securities during the period amounted to $1,486.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Service Class 2	1.10%	$ 982

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,045 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 99% of the total outstanding shares of the Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005A
From net investment income
Initial Class	$ -	$ 158,554
Service Class	-	8,622
Service Class 2	-	7,890
Investor Class	-	15,934
Total	$ -	$ 191,000
From net realized gain
Initial Class	$ 75,426	$ 103,874
Service Class	4,022	24,583
Service Class 2	5,650	33,048
Investor Class	10,466	9,019
Total	$ 95,564	$ 170,524

A Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Value Leaders Portfolio

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005A	Six months ended June 30, 2006	Year ended December 31, 2005A
Initial Class
Shares sold	526,638	2,848,457	$ 7,278,270	$ 36,555,934
Reinvestment of distributions	5,534	19,605	75,426	262,428
Shares redeemed	(312,942)	(210,100)	(4,338,891)	(2,730,317)
Net increase (decrease)	219,230	2,657,962	$ 3,014,805	$ 34,088,045
Service Class
Reinvestment of distributions	296	2,604	4,022	33,205
Net increase (decrease)	296	2,604	$ 4,022	$ 33,205
Service Class 2
Shares sold	33,371	9,541	$ 455,945	$ 121,450
Reinvestment of distributions	417	3,234	5,650	40,938
Shares redeemed	(6,582)	(576)	(91,951)	(7,325)
Net increase (decrease)	27,206	12,199	$ 369,644	$ 155,063
Investor Class
Shares sold	736,967	325,108	$ 10,206,282	$ 4,247,331
Reinvestment of distributions	768	1,851	10,466	24,953
Shares redeemed	(97,863)	(5,306)	(1,380,280)	(70,955)
Net increase (decrease)	639,872	321,653	$ 8,836,468	$ 4,201,329

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Value Leaders Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VVL-SANN-0806
1.788834.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund IV: Value Leaders Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV: Value Leaders Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 17, 2006